Loans and Debentures	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Loans and Debentures
Note 16 – Loans and Debentures

Following are the contractual conditions of the Group’s interest bearing loans and credit, which are measured based on amortized cost. Additional information regarding the Group’s exposure to interest risks, foreign currency and liquidity risk is provided in Note 32, in connection with financial instruments.

	As at December 31
	2017	2016
	$ thousands
Current liabilities
Short-term loans from banks, financial institutions and others (1)	317,684	213,417
	317,684	213,417
Current maturities of long-term liabilities:
Loans from banks, financial institutions and others	123,908	251,803
Non-convertible debentures	6,364	10,617
Liability in respect of financing lease	-	6,976
	130,272	269,396
Total current liabilities	447,956	482,813
Non-current liabilities
Loans from banks and financial institutions	627,150	1,903,323
Non-convertible debentures	91,122	867,287
Liability in respect of financing lease	-	88,169
Other long-term balances	543	240,213
Total other long-term liabilities	718,815	3,098,992
Less current maturities	(130,272)	(269,396)
Total non-current liabilities	588,543	2,829,596

(1)	Balances as at December 31, 2017 mainly relates to loans from related parties (see Note 31.E).

				As at		As at
				December 31,2017		December 31,2016
				$ thousands
	Nominal annual Interest rate	Currency	Maturity	Current	Non-Current	Current	Non-Current
Short-term loans from banks
I.C. Power Distribution Holdings
Credit Suisse	LIBOR + 4%	USD	2017	—	—	119,487	—
Samay
Interbank	2.9%	USD	2017	—	—	31,945	—
DEOCSA
Various entities	LIBOR + 4.75%	USD	2017	—	—	18,000	—
DEORSA
Various entities	LIBOR + 4.75%	USD	2017	—	—	12,000	—
CDA
Banco de Crédito del Perú	0.83%	USD	2017	—	—	14,000	—
PQP
Banco Industrial Guatemala	4.75%	USD	2017	—	—	6,000	—
Cobee
Various entities	4.2% / 5.5%	BOB	2016/2017	—	—	4,499	—
Nejapa

Scotiabank El Salvador	5.50%	USD	2017	—	—	4,200	—
Empresa Energética Corinto Ltd
Banco de América Central (BAC)	5.25%	USD	2017	—	—	1,586	—
Cepp
Scotiabank	2.4%	USD	2017	—	—	1,000	—
BHD Bank	2.53%	USD	2017	—	—	200	—
Surenergy
Banco Davivienda	DTF + 4.5%	COP	2017	—	—	500	—
Short-term loans from banks

Subtotal				—	—	213,417	—

Loans from Banks and others
Financial institutions:
Cerro del Aguila
Tranche A	LIBOR+4.25% - LIBOR +5.50%	USD	2024	—	—	15,344	320,437
Tranche B	LIBOR+4.25% - LIBOR +6.25%	USD	2024	—	—	—	180,896
Tranche 1D	LIBOR+2.75% - LIBOR +3.60%	USD	2024	—	—	1,760	38,697
Tranche 2D	LIBOR+2.75% - LIBOR +3.60%	USD	2027	—	—	—	21,959

				As at		As at
				December 31,2017		December 31,2016
				$ thousands
	Nominal annual Interest rate	Currency	Maturity	Current	Non-Current	Current	Non-Current
Samay I
Sumitomo /HSBC / Bank of Tokyo	LIBOR+2.125% - LIBOR +2.625%	USD	2021	—	—	5,047	302,247
Central Cardones
Tranche One
BCI / Banco Itaú	LIBOR+1.90%	USD	2021	—	—	3,781	18,228
Tranche Two
BCI / Banco Itaú	LIBOR+2.75%	USD	2021	—	—	—	13,383
Colmito
Banco Bice	7.90%	CLP	2028	—	—	625	16,121
Consorcio Eólico Amayo, S.A.(I)
Banco Centroamericano de Integración Económica	8.45% - LIBOR +4%	USD	2023	—	—	5,307	37,376
Consorcio Eólico Amayo (Fase II), S.A.
Various entities	LIBOR+5.75%, 8.53%,10.76%	USD	2025	—	—	3,029	28,250
Empresa Energética Corinto, Ltd.
Banco de América Central (BAC)	8.35%	USD	2018	—	—	3,124	3,402
Tipitapa Power Company, Ltd.
Banco de América Central (BAC)	8.35%	USD	2018	—	—	2,801	3,328
Jamaica Private Power Company
Royal Bank of Canada	LIBOR + 5.50%	USD	2017	—	—	824	—
Burmeister & Wain Scandinavian Contractor A/S	3.59%	USD	2018	—	—	338	233
PQP
Banco Industrial	LIBOR + 4.50%	USD	2021	—	—	2,374	9,632
Surpetroil S.A.S
Banco de Occidente S.A	IBR + 5.87%	COP	2018	—	—	504	375
Banco Pichincha	DTF + 3%	COP	2017	—	—	100	—
Kanan
Scotiabank	LIBOR + 3.5%	USD	2021	—	—	46,094	—
Overseas Investments Peru
Credit Suisse (D)	LIBOR + 5%-6.5%	USD	2017	99,964	—	97,274	—
DEORSA
Syndicated Loan – various banks	LIBOR + 4.7% - LIBOR + 4.75%	USD	2021/2025	—	—	10,167	67,857
Syndicated Loan - various banks	TAPP minus 5.6% - TAPP minus 6.1%	GTQ	2021/2025	—	—	4,687	30,653

				As at		As at
				December 31,2017		December 31,2016
				$ thousands
	Nominal annual Interest rate	Currency	Maturity	Current	Non-Current	Current	Non-Current
DEOCSA
Syndicated Loan – various banks	LIBOR + 4.7% - LIBOR + 4.75%	USD	2021/2025	—	—	16,876	107,488
Syndicated Loan - various banks	TAPP minus 5.6% - TAPP minus 6.1%	GTQ	2021/2025	—	—	6,215	43,127
RECSA
Banco G&T Continental	TAPP + 6.63%	GTQ	2020	—	—	931	3,722
OPC Rotem Ltd
Lenders Consortium (E)	4.85% - 5.36%	NIS	2031	23,944	463,160	20,290	344,240
OPC Hadera
Facility B—Amitim and Menora Pension Funds (F)	7.75%	NIS	2029	—	40,092	4,311	47,425
IC Power Asua Development Ltd
Bank Hapoalim New York	0.75%	USD	2019	—	—	—	12,000
AGS
Veolia Energy Israel Ltd		NIS	2019	—	—	—	444
Sub total				123,908	503,242	251,803	1,651,520

Liabilities in respect of finance leases:
Kallpa Generación
Banco de Crédito del Perú	7.15%	USD	2023	—	—	6,624	81,193
Surpetroil S.A.S.
Banco de Occidente S.A.	DTF + 3.5%	COP	2017	—	—	223	—
DEORSA
Arrendadora Agromercantil	TAPP minus 2.47%	GTQ	2017	—	—	129	—
Sub total				—	—	6,976	81,193

Debentures
Cobee
Bonds Cobee III-1B	6.50%	USD	2017	—	—	1,750	—
Bonds Cobee III-1C (bolivianos)	9.00%	BOB	2020	—	—	1,586	4,757
Bonds Cobee III-2	6.75%	USD	2017	—	—	5,000	—
Bonds Cobee III-3 (bolivianos)	7.00%	BOB	2022	—	—	—	6,160
Bonds Cobee IV-1A	6.00%	USD	2018	—	—	—	3,988
Bonds Cobee IV-1B	7.00%	USD	2020	—	—	—	3,980
Bonds Cobee IV-1C (bolivianos)	7.80%	BOB	2024	—	—	—	12,030
Cobee Bonds-IV Issuance 3	6.70%	USD	2019	—	—	—	4,973
Cobee Bonds-IV Issuance 4 (bolivianos)	7.80%	BOB	2024	—	—	—	15,039
Cobee Bonds-IV Issuance 5 (bolivianos)	5.75%	BOB	2026	—	—	1,950	17,697

				As at		As at
				December 31,2017		December 31,2016
				$ thousands
	Nominal annual Interest rate	Currency	Maturity	Current	Non-Current	Current	Non-Current
Inkia Energy Ltd
Inkia Bonds	8.38%	USD	2021	—	—	—	447,904
Kallpa Generación
Kallpa Bonds	4.88%	USD	2026	—	—	—	325,970
Cepp
Cepp Bonds	6.00%	USD	2019	—	—	—	9,945
Cobee
Cobee Bonds (Premium)		USD-BOB	2017-2024	—	—	331	4,227
OPC Energy Ltd
Bonds – Series A (G)	4.45%	NIS	2030	6,364	84,758	—	—
Sub total				6,364	84,758	10,617	856,670
Total				130,272	588,000	482,813	2,589,383

DTF: “Depósitos a Término Fijo”. Fixed-term deposits rate calculated by Colombia’s Central Bank.
IBR: “Indicador Bancario de Referencia”. Bank Indicator of Reference calculated by Colombia’s Central Bank.
TAB: “Tasa Activa Bancaria”. Short-term credits average interest rate calculated by Chile’s Bank’s Association.
TRE: “Tasa de Referencia”. Weighted average for time deposits rates, calculated by Bolivia’s Central Bank.

B.	Classification based on currencies and interest rates

	Weighted-average interest rate December 31	As at December 31
	2017	2017	2016
	%	$ thousands
Current liabilities (without current maturities)

Short-term loans from financial institutions
In dollars		-	208,418
In other currencies		-	4,999
		-	213,417

Non-current liabilities (including current maturities)

Debentures
In dollars		-	804,052
In other currencies	4.80%	91,122	63,235
		91,122	867,287
Loans from financial institutions (including financing lease)
In dollars	7.90%	99,964	1,467,369
In shekels	4.80%	527,186	416,710
In quetzales		-	89,464
In other currencies		-	17,948
		627,150	1,991,491
		718,272	2,858,778

C.	Liability in respect of financing lease

Information regarding the financing lease liability broken down by payment dates is presented below:

	As at December 31, 2017			As at December 31, 2016
	Minimum future lease rentals	Interest component	Present value of minimum lease rentals	Minimum future lease rentals	Interest component	Present value of minimum lease rentals
	$ thousands
Less than one year	-	-	-	13,016	6,040	6,976
From one year to five years	-	-	-	85,849	19,217	66,632
More than five years	-	-	-	15,207	646	14,561
	-	-	-	114,072	25,903	88,169

Long term loans from banks and others

D.
Overseas Facility — On May 9, 2016, Overseas Investments Peru S.A., a 100% whole-owned subsidiary of ICP, signed a $100 million Credit Facility with Credit Suisse AG. The proceeds from this facility were fully drawn on August 31, 2016. This facility had an original maturity on November 9, 2017 bears an interest rate of 90-day Libor plus 5.00% (from the funding date to the 6-month anniversary of the funding date); 90-day Libor plus 5.75% (from one day after the 6-month anniversary to the 12-month anniversary of the funding date); and 90-day Libor plus 6.50% thereafter. On September 8, 2017, Overseas Investment Peru signed an amendment changing the final maturity date to May 9, 2019. As of December 31, 2017, the outstanding principal amount under this facility was $ 100 million. ($99.9 million, net of transaction costs) ($97 million, net of transaction costs as of December 31, 2016).

On January 3, 2018, this loan was prepaid for a total amount of $101 million (including the interest accrued), see note 33.3.A.

E.
OPC Lenders Consortium - In January 2011, OPC entered into a financing agreement with a consortium of lenders led by Bank Leumi L’Israel Ltd (“Bank Leumi”) (shareholder of Kenon - 14% shareholding) for the financing of its power plant project. The financing consortium includes Bank Leumi and institutional entities from the following groups: Clal Insurance Company Ltd.; Amitim Senior Pension Funds; Phoenix Insurance Company Ltd.; and Harel Insurance Company Ltd (“OPC’s lenders”). As part of the financing agreement, the lenders committed to provide OPC a long-term credit facility (including a facility for variances in the construction costs), a working capital facility, and a facility for financing the debt service, in the overall amount of approximately NIS 1,800 million (approximately $460 million). The loans are CPI linked and are repaid on a quarterly basis beginning in the fourth quarter of 2013 until 2031. As part of the financing agreement, OPC had certain restrictions to make distributions of dividends and repayments of shareholders’ loans, only after the third year after the completion of OPC’s power plant. On October 13, 2015, OPC and the senior lenders amended the Facility Agreement to remove this restriction.

As part of the Facility Agreement, OPC is required to keep a Debt Service Reserve equivalent to the following two quarterly debt payments (hereinafter- “the reserve”) within the period of two years following power plant construction completion. As of December 31, 2017 and 2016, the amount of the reserve is NIS72 million (equivalent to $21 million) and NIS73 million (equivalent to $19 million) respectively.

As of December 31, 2017 and 2016, OPC used NIS5 million ($1.4 million) and NIS4 million ($1.2 million), respectively from the guarantee.

Under the Facility Agreement, OPC and IC Power Asia Development Ltd (“ICPAD”) together and the non-controlling interests in Rotem ("Veridis"), issued corporate guarantees in favor of Rotem in amounts of NIS92 million ($26.5 million) and NIS23 million ($6.6 million), respectively.

In December 2017, an amended credit facility agreement was signed, according to which ICPAD was released from the corporate guarantee, in return for the accumulation of an additional fund in Rotem in the amount of NIS 57.5 million ($16.6 million) ("the owners' guarantee fund") and in return from the corporate guarantee of OPC and Veridis of NIS 57.5 million ($16.6 million), according to their relative portion in holdings. The owners' guarantee fund is subject to an adjustment mechanism under which in certain coverage ratios it can exceed a maximum amount of NIS115 million ($33 million). ICPAD's guarantee fund will accumulate in the following manner – NIS20 million ($5.8 million) upon signing the amended credit agreement and the balance will accumulate over 24 months in semi-annual deposits. After the completion of the accumulation of ICPAD's guarantee fund, Veridis and OPC will be released from the corporate guarantee. As at December 31, 2017, ICPAD's guarantee fund amounted to NIS20 million ($5.8 million).

F.
OPC Energy Ltd. —On June 22, 2014, OPC entered into a mezzanine financing agreement with Mivtachim Social Insurance and Makefet Fund Pension (“Amitim”) and Menora Mivtachim Insurance Ltd (“Menora”) in the aggregate amount of NIS350 million ($93 million), consisting of three Facilities: (i) Tranche A bridge loan for NIS150 million, bearing interest of 4.85% p.a. to be repaid until March 31, 2017; (ii) Tranche B long-term loan for NIS200 million, bearing interest of 7.75% p.a., repayable on annual basis until March 2029. These loans are linked to CPI.

During the year ended December 31, 2016, Tranche A was prepaid for a total of NIS162 million (approximately $41 million) and Tranche B was prepaid for a total of NIS38 million (approximately $10 million).

In May 2017, Tranche B was prepaid for a total of NIS23 million (approximately $7 million).

Debentures

G.
In May , 2017, OPC issued Bonds (Series A) to classified investors under a private placement, which were listed for trade on the Institutional Continuous Trading Platform. The bonds, with a par value of NIS 320 million ($92 million), bear annual interest at the rate of 4.95% and are redeemable, principal and interest, every six months, commencing on June 30, 2018 (on June 30th and December 30th of every calendar year) through December 30, 2030. Under the terms, the interest on the bonds will be reduced by 0.5% in the event of their listing for trade on the main list of the TASE. The bonds have received a rating of A3 from Midroog and A- from S&P Global Ratings Maalot Ltd. (hereinafter -– “Maalot”).

On August 20, 2017, OPC listed the bonds for trade in the stock exchange under an issuance and the listing of its shares for trade and accordingly, from that date, interest on the bonds (series A) was reduced by 0.5% and is 4.45% per year.

According to the trust deed from May 2017, OPC has registered, in favor of the trustee on behalf of the bond holders, a first-ranking floating charge, unlimited in amount, on all of its assets. The floating charge will not preclude OPC from pledging specific assets and the performance of other asset dispositions by OPC.

Additionally, OPC has created a reserve for the servicing of the debt, out of the issuance consideration, in the amount of 12 months of interest up to the commencement of repayment of the principal of the bonds, and will pay 12 months of principal and interest payments subsequent to the commencement of the bonds' principal repayment. The trust account in which the reserve was deposited will be pledged in favor of the trustee on behalf of the bond holders. As of December 31, 2017, the deposit for the debt service fund amounts to NIS 18 million ($5 million) and is presented in the Statement of Financial Position under “Deposits, loans and other receivables”.

The trust deed contains customary clauses for calling for the immediate redemption of the bonds, including events of breach, insolvency, liquidation proceedings, receivership, stay of proceedings and creditors' arrangements, certain types of restructuring, material downturn in the position of OPC. The right to call for immediate redemption also arises upon: (1) the occurrence of certain events of loss of control by Kenon; (2) the call for immediate repayment of other debts (or guarantees) of the Company or of Hadera or Rotem in certain predefined minimum amounts; (3) a change in the area of operation of OPC such that OPC's main area of activity is not in the energy sector in Israel, including electricity generation in power plants and with renewable energy sources; (4) in the event that a rating is discontinued over a certain period of time, and the rating of the bond falls below the level of Baa3 (or BBB);  and (5) in the event of suspending trading for a certain time period if the bonds are listed for trade on the main list of the Stock Exchange. All of such conditions, pursuant to the terms set out in the trust deed.

Furthermore, the trust deed includes an undertaking by OPC to comply with covenants on the basis of its stand-alone financial statements: debt coverage ratio of at least 1.05 (to be reviewed commencing in the financial statements as at June 30, 2018), minimum equity of NIS 80,000,000, and an equity-to-balance sheet ratio of at least 12.5%. As at December 31, 2017, the equity attributed to OPC’s shareholders amounted to approx. NIS 600 thousand and the equity-to-balance sheet ratio was 65%.

The trust deed also includes an undertaking by OPC to monitor the rating by a rating agency and for mandatory early redemption in the event of the sale of means of control in Rotem and Hadera.

Additionally, restrictions imposed on distributions, provision of loans to related parties and repayment of loans to related parties, are included as set forth in the trust deed, including compliance with certain covenants.

The terms of the bonds also provide for the possible raising of the interest rate in certain cases of lowering the rating, in certain cases of breach of financial covenants, and in certain cases of use of the reserve for servicing the debt where the reserve is not sufficiently funded within the time frame that is set forth in the trust deed. The ability of OPC to expand the series of the bonds has been limited under certain circumstances, including maintaining the rating of the bonds at its level shortly prior to the expansion of the series and the lack of breach. Additionally, should OPC raise additional bonds that are not secured (or that are secured with a pari passu ranking floating charge), these will not have preference over the bonds (Series A) upon liquidation.

H.	As at December 31, 2017, the main covenants that certain Group entities must comply with during the term of the debts were as follows:

Covenant
Group entities	Debt service to coverage ratio
OPC Rotem	Not less than 1.25

Compliance with the covenants referred to above is overseen by OPC’s management. As of December 31, 2017 OPC complied with all the covenants mentioned above.